Annual Total Returns[BarChart] - PROFUND VP FALLING US DOLLAR - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.72%)	(0.77%)	(2.01%)	(12.60%)	(10.01%)	(5.86%)	8.46%	(6.31%)	(2.34%)	4.80%